UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------------------------------
Address:   712 Fifth Avenue, 44th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

Form 13F File Number:      028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jason Capello          New York, NY            August 14, 2012
------------------------  -------------------------  -------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             27
                                               -------------

Form 13F Information Table Value Total:         $1,682,469
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE



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

                                                 Form 13F Information Table

          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------
ADVANCE AUTO PARTS INC    COM         00751Y106   95,444  1,399,062  SH         SOLE             1,399,062

AIRGAS INC                COM         009363102   60,342    718,275  SH         SOLE               718,275

AUTOZONE INC              COM         053332102   18,101     49,300  SH         SOLE                49,300

C H ROBINSON WORLDWIDE
INC                       COM         12541W209   37,734    644,689  SH         SOLE               644,689

CHESAPEAKE ENER CORP      COM         165167107   13,020      7,000  SH  PUT    SOLE                 7,000

ECOLAB INC                COM         278865100  116,501  1,700,000  SH         SOLE             1,700,000

EXPEDITORS INTL WASH
INC                       COM         302130109  240,626  6,209,700  SH         SOLE             6,209,700

GENTEX CORP               COM         371901109   46,269  2,217,001  SH         SOLE             2,217,001

HOME DEPOT INC            COM         437076102   12,092    228,200  SH         SOLE               228,200

IFM INVTS LTD             ADS CL A    45172L209      549    503,765  SH         SOLE               503,765

KINDER MORGAN INC DEL     COM         49456B101   11,055    343,100  SH         SOLE               343,100

LENNAR CORP               CL A        526057104   15,455      5,000  SH  PUT    SOLE                 5,000

LOWES COS INC             COM         548661107  113,760  4,000,000  SH         SOLE             4,000,000

MONSANTO CO NEW           COM         61166W101   37,665    455,000  SH         SOLE               455,000



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


          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------

NATIONAL OILWELL
VARCO INC                 COM         637071101   12,888    200,000  SH         SOLE               200,000

NATIONAL OILWELL
VARCO INC                 COM         637071101   77,328     12,000  SH  CALL   SOLE                12,000

PENNEY J C INC            COM         708160106   23,310     10,000  SH  CALL   SOLE                10,000

PENNEY J C INC            COM         708160106  104,925  4,501,300  SH         SOLE             4,501,300

PLAINS EXPL & PRODTN
CO                        COM         726505100   35,180  1,000,000  SH         SOLE             1,000,000

PRICELINE COM INC         COM         741503403   18,141     27,300  SH         SOLE                27,300

RALCORP HLDGS INC         COM         751028101   15,738    235,813  SH         SOLE               235,813

RYLAND GROUP INC          COM         783764103   10,232      4,000  SH  PUT    SOLE                 4,000

SCHLUMBERGER LTD          COM         806857108   64,910     10,000  SH  CALL   SOLE                10,000

SCHLUMBERGER LTD          COM         806857108  170,979  2,634,100  SH         SOLE             2,634,100

UNITED PARCEL SERVICE
INC                       COM         911312106  137,830     17,500  SH  CALL   SOLE                17,500

UNITED PARCEL SERVICE
INC                       COM         911312106  144,674  1,836,900  SH         SOLE             1,836,900

WESTLAKE CHEM CORP        COM         960413102   47,721    913,152  SH         SOLE               913,152



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